OPERATING LEASE COMMITMENTS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Lease Commitments
Facilities lease expense	$ 141,000	$ 56,000	$ 530,000	$ 207,000	$ 339,000	$ 224,000	$ 169,000
Manfc Lab Office [Member]
Operating Lease Commitments
Leased space square footage	37,000		37,000
Office lease expiry date	Oct. 31, 2017		Oct. 31, 2017
Apartment [Member]
Operating Lease Commitments
Leased space square footage	1,060		1,060
Office lease expiry date	Jul. 24, 2014		Jul. 24, 2014
Philadelphia [Member]
Operating Lease Commitments
Leased space square footage	7,900		7,900
Office lease expiry date	May 31, 2017		May 31, 2017